EQUITY - Schedule of RSUs to employees and services providers outstanding (Details) - Restricted share units [member]	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Outstanding at beginning of year	0
Granted	7,808,280
Vested	(902,753)
Forfeited	(1,686,426)
Unvested as of December 31, 2023	5,219,101